ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

Class A Shares

Class C Shares

Class D Shares

Supplement Dated July 1, 2005 to the Prospectus Dated May 1, 2005

The Funds’ Distributor has been changed to Ancora Securities, Inc. and the Funds’ Transfer Agent has been changed to Mutual Shareholder Services LLC.  As a result, certain sections of the Prospectus dated May 1, 2005 are amended as follows:

The Prospectus section entitled “Purchase of Shares – Initial Purchase – By Check” is amended to read as follows:

Purchase of Shares

Initial Purchase.  The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check.  The Account Application which accompanies this Prospectus should be completed, signed, and, along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora Special Opportunity Fund or Ancora Bancshares, mailed to:  Ancora Funds, 8869 Brecksville Road, Suite C, Brecksville, Ohio  44141.

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The Prospectus section entitled “Purchase of Shares – Subsequent Purchases – By Check” is amended to read as follows:

Subsequent Purchases.  Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check.  Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora Special Opportunity Fund or Ancora Bancshares should be sent, along with the stub from a previous purchase or sale confirmation, to:  Ancora Funds, 8869 Brecksville Road, Suite C, Brecksville, Ohio  44141.

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The first sentence of the Prospectus section entitled “Redemption of Shares – By Mail” is amended to read as follows:

Redemption of Shares.

By Mail.  Class C or Class D shares may be redeemed by mail by writing directly to the Funds’ Transfer Agent, Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio  44141.

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The first two paragraphs of the Prospectus section entitled “General Information” are amended to read as follows:

GENERAL INFORMATION

The Distributor for shares of the Funds is Ancora Securities Inc.  The Distributor’s address is 2000 Auburn Drive, Suite 420, Cleveland, Ohio  44122.

U.S. Bank N.A., 425 Walnut Street, M.L. CN-WN-06TC, Cincinnati, Ohio  45202 is the custodian for each Fund’s securities and cash.  Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio  44141 is each Fund’s transfer, redemption and dividend distributing agent.

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ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA BANCSHARES

Class A Shares

Class C Shares

Class D Shares

Supplement Dated July 1, 2005 to Statement of Additional Information Dated May 1, 2005

The Funds’ Distributor has been changed to Ancora Securities, Inc. and the Funds’ Transfer Agent has been changed to Mutual Shareholder Services LLC.  As a result, certain sections of the Statement of Additional Information dated May 1, 2005 (“SAI”) are amended as follows:

The second and third paragraphs of the section of the SAI entitled “Other Service Providers” are hereby amended to state that the Funds’ Transfer Agent and fund accountant are now Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio  44141.  For its transfer agency services, the Transfer Agent is paid fees based upon the number of transactions, with a minimum monthly fee of $775 per month.  The Transfer Agent also receives $792 per month, per Fund, in accounting software fees.  For its services as fund accountant, Mutual Shareholder Services, LLC receives the following annual fees in respect of each Fund:  $21,000 if the value of the Fund is under $25,000,000 (subject to discount if the value of the Fund is under $10,000,000); $30,500 if the value of the Fund is between $25,000,000 and $50,000,000; $36,250 if the value of the Fund is between $50,000,000 and $75,000,000; $42,000 if the value of the Fund is between $75,000,000 and $100,000,000; $47,750 if the value of the Fund is between $100,000,000 and $125,000,000; $53,500 if the value of the Fund is between $125,000,000 and $150,000,000; and $59,250 if the value of the Fund is in excess of $150,000,000.

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The first paragraph of the SAI section entitled “Distributor” are amended to state that the Distributor is Ancora Securities, Inc., 2000 Auburn Drive, Suite 420, Cleveland, Ohio  44122.  The Distributor is an affiliate of the Investment Adviser and serves without compensation.

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